FAIR VALUE MEASUREMENT	9 Months Ended
Sep. 30, 2025
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT	FAIR VALUE MEASUREMENT
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables present the Company’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis (in thousands):

	December 31, 2024
	Total	Level 1	Level 2	Level 3
Assets:
Equity securities owned(1)	$10,218	$10,218	$—	$—
Derivative assets (current and non-current portion)	83,840	—	83,840	—
Total assets	$94,058	$10,218	$83,840	$—

Liabilities:
Puttable common stock from exercise of warrants, net of current portion	$78,424	$—	$—	$78,424
Puttable warrants issued with debt	64,188	—	—	64,188
Total liabilities	$142,612	$—	$—	$142,612

	December 31, 2023
	Total	Level 1	Level 2	Level 3
Assets:
Equity securities owned(1)	$9,266	$9,266	$—	$—
Total assets	$9,266	$9,266	$—	$—

Liabilities:
Puttable common stock from exercise of warrants, net of current portion	79,186	—	—	79,186
Total liabilities	$79,186	$—	$—	$79,186
__________________
(1)These amounts are reflected within other current assets in the consolidated balance sheets.
Equity securities that trade in active markets and are valued using quoted market prices with reasonable levels of price transparency are classified within Level 1 of the fair value hierarchy.
As disclosed in Note 12, during 2023, BSX received 500 million Pyth tokens where 375 million remained locked as of December 31, 2024. An additional 1 million tokens were received during 2024, which were all locked as of December 31, 2024. The entire 376 million locked Pyth tokens were accounted for as an embedded derivative recognized at fair value at December, 31 2024. In estimating the fair value of the right to receive Pyth tokens which are classified under Level 2, the Company applied a discount for lack of marketability using option pricing models utilizing observable inputs which include comparable tokens and their volatility.
With respect to the puttable common stock and puttable warrants issued with debt, the Company engages a third party to assist the Company in determining the fair value of the Company’s common stock. The fair value of the common stock is determined based upon a variety of factors including two weighted scenarios. The first scenario utilized an IPO exit through a probability-weighted expected return method, while the second scenario utilized a non-IPO exit through a discounted cash flow and guideline public company methodologies. These methods include assumptions over the Company’s historical and projected revenue and earnings, the likelihood of achieving a liquidity event, such as an initial public offering or sale of the Company, the valuation of comparable companies and other general economic factors including economic growth, inflation, interest rate environment and discount rates.
The Company also used a Black-Scholes model to value the puttable warrants issued with debt. The fair value of the Company's common stock is used as an input into the valuation of warrants.
At December 31, 2024, the key inputs into the Black-Scholes model to value the puttable warrants issued with debt were as follows:

Common stock price	$22.34
Risk- free interest rate	4.50%
Expected term (years)	7.64
Expected volatility	24.81%
Dividend yield	0.00%
Certain financial assets and liabilities, including cash and cash equivalents, accounts receivable and accounts payable are not measured at fair value on a recurring basis, but the carrying values approximate fair value due to their liquid or short-term nature.
Assets and Liabilities Measured at Fair Value on a Non-recurring Basis
The Company invests in securities without readily determinable fair values in which the carrying value was $31.0 million and $35.6 million at the periods ended December 31, 2024 and 2023 respectively. The Company adjusted the carrying value of one of the investments without readily determinable fair values based upon an observable price change and recognized an unrealized loss of $2.0 million during the year ended December 31, 2024. There were no impairments or adjustments to the carrying value of the investments without readily determinable fair values during the year ended December 31, 2023.
The Company’s long-lived assets, including fixed assets, goodwill, indefinite-lived intangible and finite-lived intangible assets subject to amortization, are measured at fair value on a non-recurring basis. Fair value of these assets is estimated using primarily unobservable inputs. These assets are measured at cost but are written-down to fair value, if necessary, as a result of impairment.
As of October 1, 2024 and 2023, the Company performed its annual impairment test of goodwill and indefinite-lived intangible assets. The Company may use both qualitative and quantitative approaches when testing goodwill and indefinite-lived intangible assets for impairment. When the quantitative approach was used, the fair value of a reporting unit was determined utilizing a combination of an income approach (i.e. discounted cash flow) and a market approach, and compared to its carrying value. Internal operational budgets and long-range strategic plans were used as a basis for the discounted cash flow analysis. The Company also utilized assumptions for working capital, capital expenditures, and terminal growth rates. The discount rate applied to the cash flow analysis was based on the estimated market weighted average cost of capital for the reporting units subjected to quantitative evaluation and was 22% in 2024 and ranged from 12% to 22% in 2023.
The fair value of indefinite-lived intangibles, which consists of exchange licenses, was determined by estimating the future cash flows and discounting the net cash flows back to their present values or using a market approach, as appropriate. For indefinite-lived intangibles where an income approach was used, a discount rate of 26% was applied in 2024 and 2023, which was based on the estimated market cost of capital adjusted for the specific risk associated with this asset relative to other elements of the business.
Fair Value of Assets and Liabilities
The Company's debt obligations are comprised of fixed rate senior secured term loans, notes payable and convertible loans which are presented at carrying value on the Company's consolidated balance sheets.
The senior secured term loans (Prior Loan Agreement and 2029 Senior Secured Term Loan) were classified as Level 2 under the fair value hierarchy, and the fair value of the loans was determined by utilizing a discounted cash flow analysis. The discount rate was determined based on the implied cost of debt. On June 17, 2024, the Company paid the entire Prior Loan Agreement outstanding principal of $57.3 million, see Note 11 - Debt Obligations.
The convertible loans are classified as Level 3 under the fair value hierarchy. The fair value of the convertible loans with $16 per share and $18 per share conversion was determined by utilizing the greater of conversion value or a discounted cash flow analysis as well as a Black-Scholes valuation model to measure the fair value attributable to the conversion feature. A discount rate of 51.45% and 18% was used for the period ended December 31, 2024 and December 31, 2023, respectively, which was estimated based on yields implied from the convertible issuances in 2021, adjusted for market movements from comparable debt indices.
The key valuation inputs into the Black-Scholes model to value the Company’s convertible debt were as follows:

	December 31,
	2024	2023
Common stock price	$22.34	$20.00
Risk-free interest rate	4.17%	4.27% – 5.17%
Expected term (years)	0.93	0.59 – 1.93
Expected volatility	17%	20%
Dividend yield	0.00%	0.00%
The carrying values and fair values of the Company’s debt obligations for 2024 and 2023 were as follows (in thousands, except per share amounts):

	December 31,
	2024		2023
	Carrying Value	Fair Value	Carrying Value	Fair Value
Prior Loan Agreement	$—	$—	$57,322	$57,682
2029 Senior Secured Term Loan (1)	30,770	42,108	—	—
Notes payable	1,498	1,334	1,519	1,238
Convertible loans:
Promissory notes convertible at $18 per share	—	—	56,150	65,603
Promissory notes convertible at $16 per share	4,767	6,981	5,000	6,250
	$37,035	$50,423	$119,991	$130,773
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(1)The principal amount of the 2029 Senior Secured Term Loan is $100.0 million. See Note 11 - Debt Obligations for details.
Information on Level 3 Financial Liabilities
The following table summarizes the changes in the fair value of the Company’s Level 3 financial liabilities during the years ended December 31, 2024, 2023 and 2022 (in thousands):

	Warrants on Puttable Shares	Puttable Common Stock from Exercise of Warrants
Balance as of December 31, 2021	$156,059	$146,712
Warrants exercised into puttable common stock	(156,059)	156,059
Cash paid to settle put liability	—	(639)
Cash proceeds upon exercise	—	6,695
Reclassification of current portion of put liability	—	639
Termination of put liability	—	(10,421)
Fair value adjustments	—	(71,267)
Balance as of December 31, 2022	—	227,778
Reclassification of current portion of put liability	—	(11,355)
Termination of put liability	—	(137,263)
Fair value adjustments	—	26
Balance as of December 31, 2023	—	79,186
Reclassification of current portion of put liability	—	(11,356)
Fair value adjustments	—	10,594
Balance as of December 31, 2024	$—	$78,424
FAIR VALUE MEASUREMENT
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables present the Company’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis (in thousands):

	September 30, 2025
	Total	Level 1	Level 2	Level 3
Assets:
Equity securities owned(1)	$11,888	$11,888	$—	$—
Derivative assets (current and non-current portion)	27,007	—	27,007	—
Total assets	$38,895	$11,888	$27,007	$—

	December 31, 2024
	Total	Level 1	Level 2	Level 3
Assets:
Equity securities owned(1)	$10,218	$10,218	$—	$—
Derivative assets (current and non-current portion)	83,840	—	83,840	—
Total assets	$94,058	$10,218	$83,840	$—

Liabilities:
Puttable common stock from exercise of warrants, net of current portion	$78,424	$—	$—	$78,424
Puttable warrants issued with debt	64,188	—	—	64,188
Total liabilities	$142,612	$—	$—	$142,612
__________________
1.These amounts are reflected within other current assets in the condensed consolidated balance sheets.
Equity securities that trade in active markets and are valued using quoted market prices with reasonable levels of price transparency are classified within Level 1 of the fair value hierarchy.
As disclosed in Note 12, during 2023, BSX received 500 million Pyth tokens, of which 125 million were unlocked in May 2024 and another 125 million were unlocked in May 2025. As of September 30, 2025 and December 31, 2024, 250 million tokens and 375 million tokens remained locked. The entire locked Pyth tokens were accounted for as an embedded derivative recognized at fair value at September 30, 2025 and December 31, 2024. In estimating the fair value of the right to receive Pyth tokens which are classified under Level 2, the Company applied a discount for lack of marketability using option pricing models utilizing observable inputs which include comparable tokens and their volatility.
With respect to the puttable common stock and puttable warrants issued with debt, prior to the IPO, the Company engaged a third party to assist the Company in determining the fair value of the Company’s common stock. The fair value of the common stock was determined based upon a variety of factors including two weighted scenarios. The first scenario utilized an IPO exit through a probability-weighted expected return method, while the second scenario utilized a non-IPO exit through a discounted cash flow and guideline public company methodologies. These methods included assumptions about the Company’s historical and projected revenue and earnings, the likelihood of achieving a liquidity event, such as an initial public offering or sale of the Company, the valuation of comparable companies and other general economic factors including economic growth, inflation, interest rate environment and discount rates. Prior to the termination of the put right associated with the puttable warrants issued with debt upon IPO, the Company also used a Black-Scholes model to determine the value of the warrants where the fair value of the Company’s common stock was used as an input into the valuation.
At December 31, 2024, the key inputs into the Black-Scholes model to value the puttable warrants issued with debt were as follows:

December 31, 2024
Common stock price	$22.34
Risk- free interest rate	4.50%
Expected term (years)	7.64
Expected volatility	24.81%
Dividend yield	0.00%
Certain financial assets and liabilities, including cash and cash equivalents, accounts receivable and accounts payable are not measured at fair value on a recurring basis, but the carrying values approximate fair value due to their liquid or short-term nature.
Assets and Liabilities Measured at Fair Value on a Non-recurring Basis
The Company invests in securities without readily determinable fair values in which the carrying value was $14.2 million and $31.0 million as of September 30, 2025 and December 31, 2024, respectively. There were no impairments or adjustments to the carrying value of the investments without readily determinable fair values during the nine months ended September 30, 2025 and 2024.
The Company’s long-lived assets, including fixed assets, goodwill, indefinite-lived intangible and finite-lived intangible assets subject to amortization, are measured at fair value on a non-recurring basis. Fair value of these assets is estimated using primarily unobservable inputs. These assets are measured at cost but are written-down to fair value, if necessary, as a result of impairment.
The Company assesses fair value of goodwill at the reporting unit level annually unless there is a triggering event. The Company may use both qualitative and quantitative approaches when testing goodwill and indefinite-lived intangible assets for impairment. When the quantitative approach is used, the fair value of a reporting unit is determined utilizing a combination of an income approach (i.e. discounted cash flow) and a market approach, and compared to its carrying value. Internal operational budgets and long-range strategic plans are used as a basis for the discounted cash flow analysis. The Company also utilizes assumptions for working capital, capital expenditures, and terminal growth rates. For the year ended December 31, 2024, the discount rate of 22% applied to the cash flow analysis was based on the estimated market weighted average cost of capital for the reporting units subjected to quantitative evaluation.
The fair value of indefinite-lived intangibles, which consists of exchange licenses, is determined by estimating the future cash flows and discounting the net cash flows back to their present values or using a market approach, as appropriate. For the year ended December 31, 2024, a discount rate of 26% was applied for indefinite-lived intangibles where an income approach was used, which was based on the estimated market cost of capital adjusted for the specific risk associated with this asset relative to other elements of the business.
Fair Value of Assets and Liabilities
The Company’s debt obligations are comprised of a fixed rate senior secured term loan, notes payable and convertible loans which are presented at carrying value on the Company’s condensed consolidated balance sheets.
The 2029 Senior Secured Term Loan and notes payable were classified as Level 2 under the fair value hierarchy, the fair value of the loans was determined by utilizing a discounted cash flow analysis. The discount rate was determined based on the implied cost of debt.
The convertible loans are classified as Level 3 under the fair value hierarchy. The fair value of the convertible loans with $16 per share conversion was determined by utilizing the greater of conversion value or a discounted cash flow analysis as well as a Black-Scholes valuation model to measure the fair value attributable to the conversion feature. At September 30, 2025 the Company utilized the conversion value to determine the fair value and at December 31, 2024, the Company utilized a Black-Scholes valuation model to determine the fair value of the convertible loans which represents their conversion value.
The key valuation inputs into the Black-Scholes model to value the conversion feature of the Company’s convertible debt at December 31, 2024 were as follows:

December 31, 2024
Common stock price	$22.34
Risk- free interest rate	4.17%
Expected term (years)	0.93
Expected volatility	17.0%
Dividend yield	0.00%
The carrying values and fair values of the Company’s debt obligations were as follows (in thousands, except per share amounts):

	September 30, 2025		December 31, 2024
	Carrying Value	Fair Value	Carrying Value	Fair Value
2029 Senior Secured Term Loan (1)	$—	$—	$30,770	$42,108
Notes payable	1,506	1,399	1,498	1,334
Convertible loans (promissory notes convertible at $16 per share)	4,957	12,581	4,767	6,981
	$6,463	$13,980	$37,035	$50,423
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(1)The principal amount of the 2029 Senior Secured Term Loan is $0 million and $100.0 million on September 30, 2025 and December 31, 2024, respectively. See Note 11 - Debt Obligations.
Information on Level 3 Financial Liabilities
The following table summarizes the changes in the fair value of the Company’s Level 3 financial liabilities during the nine months ended September 30, 2025 and year ended December 31, 2024 (in thousands):

	Puttable Common stock from Exercise of Warrants	Puttable Warrants Issued with Debt
Balance as of December 31, 2023	$79,186	$—
Reclassification of current portion of put liability	(11,356)	—
Issuance of puttable warrants	—	59,526
Fair value adjustments	10,594	4,662
Balance as of December 31, 2024	78,424	64,188
Termination of put liability	(16,210)	—
Fair value adjustments	2,229	1,172
Conversion upon IPO	(64,443)	(65,360)
Balance as of September 30, 2025	$—	$—